Other Non-Current Assets - Schedule of non-current financial assets at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Cost at beginning	$ 76,659	$ 76,659	$ 76,659
Additions of the year	0	0	0
Cost at ending	76,659	76,659	76,659
Fair value adjustments at beginning	(36,230)	(39,416)	(37,501)
Fair value adjustment of the year through profit or loss	11,581	3,834	0
Fair value adjustment of the year through OCI	(4,858)	(648)	(1,915)
Fair value adjustments at ending	(29,507)	(36,230)	(39,416)
Net book value at ending	$ 47,152	$ 40,429	$ 37,243